TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

17. TAXATION

As the Company operates in the legal cannabis industry, the Company is subject to the limits of Section 280E for United States federal income tax purposes as well as state income tax purposes for all states except for Arizona and Massachusetts. Under Section 280E, the Company is generally only allowed to deduct expenses directly related to cost of goods sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income or loss recognized for financial reporting purposes.

The Company is treated as a United States corporation for the United States federal income tax purposes under Section 7874 of the Internal Revenue Code, as amended (“Section 7874”) and is subject to United States federal income tax on its worldwide income. However, for Canadian tax purposes, the Company, regardless of any application of Section 7874, is treated as a Canadian resident company (as defined in the Income Tax Act (Canada) (the “ITA”) for Canadian income tax purposes. As a result, the Company is subject to taxation both in Canada and the United States. The Company is also subject to state income taxation in Massachusetts, Pennsylvania, Florida, Arizona, Illinois, Nevada, New Jersey, and Ohio. Income Tax is accounted for in accordance with ASC 740, Income Taxes.

17. TAXATION (Continued)

For the years ended December 31, 2022, and 2021 income taxes expense consisted of:

	Year Ended
	2022	2021
Current expense:
Federal	$38,053	$38,461
State	8,881	7,359
Foreign	–	–
Total current expense:	46,934	45,820
Deferred expense (benefit):
Federal	(5,701)	(13,414)
State	4,143	(3,145)
Foreign	(232)	(2,981)
Change in valuation allowance	232	2,981
Total deferred (benefit):	(1,558)	(16,559)
Total income tax expense:	$45,376	$29,261

The difference between the income tax expense for the years ended December 31, 2022 and 2021 and the expected income taxes based on the statutory tax rate applied to income (loss) before income tax as follows:

	Year Ended
	2022	2021
Income (loss) before income taxes and noncontrolling interest	$(210,109)	$12,309
Statutory tax rates	21%	21%
Expected income tax recovery	(44,123)	2,585
Difference in foreign tax rates	(4,311)	(672)
State Taxes	13,024	4,982
Foreign exchange gain or loss	146	–
Impairment loss	31,191	–
Translation Adjustment	669	–
Unrealized change in fair value of financial liabilities	(13,248)	–
Acquisition costs	147	1,857
Interest income inclusion	4,244	–
Non-deductible expenses	61,072	18,235
Amortization of debt premium	(815)	–
Tax rate change	–	(767)
Prior year adjustment	(2,877)	–
Valuation allowance	232	2,981
Other	25	60
Total income tax expense:	$45,376	$29,261

17. TAXATION (Continued)

At December 31, 2022 and 2021, the components of deferred tax assets and liabilities were as follows:

	Year Ended
	2022	2021
Deferred tax assets
Net operating losses	$9,515	$7,967
Share issuance costs	1,311	2,245
Share based compensation - included in cost of good sold	1,385	–
Investments	–	34
Inventory	1,389	153
Other assets	763	1,052
Total deferred tax assets	14,363	11,451
Valuation allowance	(8,784)	(8,552)
Total deferred tax assets	5,579	2,899
Deferred tax liabilities
Depreciation - included in cost of good sold	(7,173)	(6,071)
Amortization - included in cost of good sold	(65,642)	(64,197)
Debt financing costs	(1,202)	(1,821)
Other liabilities	(85)	(891)
Total deferred tax liability	(74,102)	(72,980)
Net deferred tax liability	$(68,523)	$(70,081)

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The Company assesses the positive and negative evidence to determine if sufficient future taxable income is expected to be generated to use the existing deferred tax assets. On the basis of our assessment, the valuation allowance increased $232 and $2,981, for the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021,the Company had $30,538 and $29,507, respectively of gross Canadian net operating loss carryforwards which will begin to expire in 2037.

The Company operates in a number of United States state tax jurisdictions and is subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. In accordance with ASC 740, the Company recognizes the benefits of uncertain tax positions in our financial statements only after determining that it is more likely than not that the uncertain tax positions will be sustained.For the years ended December 31, 2022 and 2021, the Company did not record an accrual for uncertain tax positions.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes. There are no positions for which it is reasonably possible that the uncertain tax benefit will significantly increase or decrease within twelve months. The Company files income tax returns in the United States, various state jurisdictions, and Canada, which remain open to examination by the respective jurisdictions for the 2018 tax year to the present.

Congress passed the Inflation Reduction Act in August 2022. The Company does not anticipate any impact to its income tax provision as a result of the new legislation.